Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of Cash Flows [Abstract]
Net loss for the period	$ (1,745,073)	$ (2,122,592)	$ (3,619,350)	$ (3,604,564)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock option compensation	11,922		58,928
Depreciation	26,598	33,028	53,195	66,057
Gain on marketable equity securities	(2,404)	(46,896)	(43,407)	(2,170)
Gain on sale of equipment	(78,277)		(78,277)
Income tax recovery		(112,832)		(710,190)
Changes in non-cash working capital:
Decrease in income tax receivable				3,204,812
Net increase in prepaid expense and other	(845,698)	(733,113)	(572,897)	(322,127)
Net increase (decrease) in payables and accrued expenses	(106,433)	50,679	(48,505)	331,647
Net cash used in operating activities	(2,739,365)	(2,931,726)	(4,250,313)	(1,036,535)
Cash Flows from Investing Activities:
Proceeds from sale of property, plant and equipment	167,459		167,459
Net cash provided by investing activities	167,459		167,459
Cash Flows from Financing Activities:
Net cash used in financing activities
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(2,571,906)	(2,931,726)	(4,082,854)	(1,036,535)
Cash and cash equivalents - beginning of period	55,904,402	63,717,328	57,415,350	61,822,137
Cash and cash equivalents - end of period	$ 53,332,496	$ 60,785,602	$ 53,332,496	$ 60,785,602